Financial Liabilities Designated At Fair Value Through Profit Or Loss - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statement1 [Line Items]
Financial liabilities designated at fair value through profit or loss	¥ 45,764	¥ 24,002
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability	¥ 11,206	1,695
Top of range [member]
Statement1 [Line Items]
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability		¥ 9,511